Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Provision for Income Tax

The Company has operations in the United States and Canada. The components of income (loss) before the provision for income taxes are as follows (in thousands):

	For the year ended December 31,
	2023	2022
United States	$(33,827)	$(30,456)
Foreign	65	22
Total loss before income taxes	$(33,762)	$(30,434)

Schedule of Income Tax Provision

The components of the income tax provision for the years ended December 31, 2023 and 2022 were as follows (in thousands):

	As of December 31,
	2023	2022
Current federal	$-	$-
Current state	-	-
Current foreign	18	17
Total current tax provision (benefit)	$18	$17
Deferred federal	-	-
Deferred state	-	-
Deferred foreign	-	-
Total deferred tax provision (benefit)	$-	$-
Total income tax provision (benefit)	$18	$17

Schedule of Reconciliation of Income Tax Benefit

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	As of December 31,
	2023	2022
Tax provision at statutory rate	21.0%	21.0%
State taxes, net of federal benefit	0.2%	(1.2)%
Stock-based compensation expense	(0.9)%	(1.4)%
Permanent differences - other	(0.2)%	0.0%
Change in fair value of convertible notes	(11.0)%	(10.5)%
Change in fair value of warrants	(5.7)%	(5.8)%
Change in valuation allowance	(3.4)%	(1.0)%
Other, net	(0.1)%	(1.2)%
Effective income tax rate	-0.1%	-0.1%

Schedule of Components of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to significant components of the deferred tax assets and liabilities are as follows (in thousands):

	As of December 31,
	2023	2022
Deferred tax assets
Net operating loss carryforwards	$7,393	$6,551
Capitalized research costs	337	-
Fixed assets	25	34
Other	4	16
Total gross deferred tax assets	7,759	6,601
Less: valuation allowance	(7,753)	(6,597)
Net deferred tax assets	$6	$4
Deferred tax liabilities
Other	$(6)	$(4)
Total deferred tax liabilities	$(6)	$(4)
Net deferred taxes	$-	$-